Organization and Principal Activities (Details) - Schedule of subsidiaries	12 Months Ended
Dec. 31, 2022
June 16, 2015 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2015
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
February 16, 2017 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 16, 2017
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Securities brokerage
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Futures brokerage
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
May 20, 2016 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Asset management
October 14, 2014 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 14, 2014
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Insurance brokerage
October 4, 2018 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 04, 2018
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Marketing and support service
May 2, 2017 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	May 02, 2017
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Broker dealer and market maker
July 26,2019 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jul. 26, 2019
Place of incorporation or establishment	Singapore
Ownership interest	100.00%
Principal activities	Dormant
June 16, 2020 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 16, 2020
Place of incorporation or establishment	Nevada, USA
Ownership interest	100.00%
Principal activities	Dormant
April 13, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
April 13, 2021 [Member]
Organization and Principal Activities (Details) - Schedule of subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 13, 2021
Place of incorporation or establishment	Cayman Islands
Ownership interest	70.00%
Principal activities	Investment holding